Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Sparrow Funds
Entity Central Index Key	0001066241
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
No Load
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	NO-LOAD CLASS
Trading Symbol	SGNFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301
Additional Information Website	www.sparrowcapital.com.
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 65,253,809
Holdings Count | Holdings	105
Advisory Fees Paid, Amount	$ 301,091
Investment Company, Portfolio Turnover	0.35%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings

1.	Meta Platforms, Inc. Class A	5.65%
2.	Walmart, Inc.	5.54%
3.	NVIDIA Corp.	5.50%
4.	Netflix, Inc.	5.34%
5.	Visa Inc. Class A	5.31%
6.	Alphabet, Inc. Class A	5.13%
7.	Amazon.com, Inc.	5.04%
8.	Mastercard, Inc. Class A	4.84%
9.	Apple, Inc.	4.76%
10.	Microsoft Corp.	4.60%
	Total % of Net Assets	51.71%

Updated Prospectus Phone Number	888-727-3301
Updated Prospectus Web Address	www.sparrowcapital.com
Class A
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS A
Trading Symbol	SGFFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301.
Additional Information Email	www.sparrowcapital.com.
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.81%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 65,253,809
Holdings Count | Holdings	105
Advisory Fees Paid, Amount	$ 301,091
Investment Company, Portfolio Turnover	0.35%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings
Updated Prospectus Phone Number	888-727-3301
Updated Prospectus Web Address	www.sparrowcapital.com
Class C
Shareholder Report [Line Items]
Fund Name	SPARROW GROWTH FUND
Class Name	CLASS C
Trading Symbol	SGFCX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sparrowcapital.com. You can also request this information by contacting us at 888-727-3301.
Additional Information Phone Number	888-727-3301
Additional Information Website	www.sparrowcapital.com
Expenses [Text Block]	expense Information
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.31%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph
Net Assets	$ 65,253,809
Holdings Count | Holdings	105
Advisory Fees Paid, Amount	$ 301,091
Investment Company, Portfolio Turnover	0.35%
Additional Fund Statistics [Text Block]	Fund statistics
Holdings [Text Block]
Largest Holdings [Text Block]	top ten holdings
Updated Prospectus Phone Number	888-727-3301.
Updated Prospectus Web Address	www.sparrowcapital.com